FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT
NOTE 4 - FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT

Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and cash flow interest rate risk), credit risk and liquidity risk. The Group's risk management plan focuses on the uncertainty of the financial markets seeking to minimize potential negative impacts on the Group’s financial performances. Group’s risk management is carried out under policies approved by senior management. This policy relates to management of market risks, credit risks, liquidity risks and capital risks (cash management risks).

1)	Market risks:

a)	Foreign exchange risks

The Group operates internationally and is exposed to fluctuations in exchange rates of various currencies, primarily with respect to the exchange rates of the NIS, Euro, GPB and AUD against the US Dollar.

Foreign exchange risks arise from commercial transactions, assets or liabilities, or net investments in foreign operations which are denominated in a currency which is not the entity’s functional currency.

1)	Market risks (continued):

a)	Foreign exchange risks (continued):

The following table presents a sensitivity test as of December 31, 2023, 2022 and 2021 to reasonably possible changes in the exchange rates, when all other variables remain unchanged. The impact on pre-tax income of the Group is due to changes in financial assets and liabilities.

		Sensitivity test for changes in exchange rate
Foreign currency	Years	Income (loss) from change
		10% increase in exchange rate	10% decrease in exchange rate
		US Dollars in thousands
NIS	2023	(1,762)	1,762
	2022	(2,168)	2,168
	2021	1,408	(1,408)
EUR	2023	(1,698)	1,698
	2022	1,288	(1,288)
	2021	788	(788)
GPB	2023	123	(123)
	2022	713	(713)
	2021	824	(824)
AUD	2023	40	(40)
	2022	201	(201)
	2021	184	(184)

b)	Risk in respect of interest rate change

Risks related to interest rates stem from changes in interest rates, which may have an adverse effect on the Group’s net income or cash flows. Changes in interest rates trigger changes in the Group’s interest income and expenses in respect of interest-bearing assets and liabilities.

The Company does not have material assets or liabilities bearing variable interest, as it has only loans from an Israeli bank which have the Prime interest's impact, which the effect of possible changes in Prime rate with that respect is immaterial. Therefore, the Group’s revenues and operating cash flows are not materially impacted by changes in market interest rates.

2)	Credit risks

Credit risk is managed on a Group level. Credit risks arise mainly from cash and cash equivalents, bank deposits, and credit exposures to receivables. The Group carries out a risk assessment by assessing the credit quality of each customer, taking into account the customer's financial position, past experience, and other factors. The Group settles the processing fee before remitting funds to the customers.

The loss allowance for trade receivables as of December 31, 2023 and 2022 was determined as follows:

December 31, 2023	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	25,023	1,818	3,851	12,473	43,166
Less – provision of allowance for credit loss	-	-	-	(1,866)	(1,866)
Trade receivable	25,023	1,818	3,851	10,607	41,300

December 31, 2022	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	17,361	1,439	1,818	9,226	29,844
Less – provision of allowance for credit loss	-	-	-	(2,432)	(2,432)
Trade receivable	17,361	1,439	1,818	6,794	27,412

Most of the Group’s cash and cash equivalents as of December 31, 2023 and 2022 were deposited with Israeli, European and American banks.

In the opinion of the Group, the credit risk arising from those balances with banks is low.

In respect of the processing activity, the Group has a restricted cash balance for transfer to customers and is also entitled to receive proceeds from international processing companies. In the opinion of the Group, the credit risk arising from the balances with those processing companies is low.

3)	Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and credit facilities to fund operations. In view of the dynamic nature of its business activity, the Group maintains financing flexibility through maintaining the availability of credit facilities from banks, loans from shareholders and investments in share capital.

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts presented in the table represent undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2023:
Short-term loans	47,477	-	-	-	47,477
Long-term bank loans	1,110	370	-	-	1,480
Long-term loans from others	3,835	-	-	-	3,835
Liability in respect of purchase of servers	99	74	-	-	173
Lease liabilities	2,325	1,897	2,022	495	6,739
Payables in respect of processing activity	104,523	-	-	-	104,523
Trade payables	17,464	-	-	-	17,464
Other payables	25,650	-	-	-	25,650
Total	202,483	2,341	2,022	495	207,341

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2022:
Short-term loans	7,874	-	-	-	7,874
Long-term bank loans	1,136	1,515	-	-	2,651
Long-term loans from others	3,917	3,699	-	-	7,616
Liability in respect of purchase of servers	193	177	-	-	370
Lease liabilities	2,402	2,392	3,400	483	8,677
Payables in respect of processing activity	63,336	-	-	-	63,336
Trade payables	14,574	-	-	-	14,574
Other payables	17,229	-	-	-	17,229
Total	110,661	7,783	3,400	483	122,327

Group Management periodically reviews the ratio between future cash flows that will arise from maturities of its liabilities and the future cash flows that will arise from maturities of its financial assets; where necessary, the Group changes its liability mix and the timing of their maturity.

4)	Capital risk:

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stockholders and to maintain an optimal capital structure to reduce the cost of capital.

From time to time the Group assesses, as applicable, the need to raise funds from external investors.

Changes in financial liabilities, the cash flows in respect of which are classified as cash flows from financing activities:

	Short-term credit	Long-term bank loans	Loans from others	Lease liabilities	Other liabilities	Total
	US Dollars in thousands
Balance at January 1, 2023	7,684	2,496	7,367	8,150	362	26,059

Changes in 2023:
Liabilities added in respect of new leases	-	-	-	595	-	595
Liabilities added in respect of loans from banks and others	39,135	-	-	-	-	39,135
Cash flows paid	-	(998)	(3,626)	(2,182)	(182)	(6,988)
Amounts recognized in profit or loss and other changes	658	(70)	179	(269)	(10)	488
Balance at December 31, 2023:	47,477	1,428	3,920	6,294	170	59,289

Balance at January 1 2022	-	5,166	3,220	6,895	721	16,002

Changes in 2022:
Liabilities added in respect of new leases	-	-	-	2,014	-	2,014
Liabilities added in respect of loans from banks and others	5,874	-	6,908	-	-	12,782
Liabilities added in respect of acquisitions	2,000	-	-	1,696	-	3,696
Cash flows paid	-	(2,282)	(2,577)	(2,146)	(288)	(7,293)
Amounts recognized in profit or loss and other changes	(190)	(388)	(184)	(309)	(71)	(1,142)
Balance at December 31 2022:	7,684	2,496	7,367	8,150	362	26,059

Balance at January 1 2021	11,589	7,329	5,703	6,474	994	32,089

Changes in 2021:
Liabilities added in respect of new leases	-	-	-	1,428	-	1,428
Cash flows paid	(11,393)	(1,971)	(2,175)	(1,406)	(295)	(17,240)
Amounts recognized in profit or loss and other changes	(196)	(192)	(308)	399	22	(275)
Balance at December 31 2021:	-	5,166	3,220	6,895	721	16,002